Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets, Carrying amount:
Policy loans	$ 275	$ 253
Financial liabilities, Carrying amount :
Investment contracts	729,819	664,924
Financial assets, Fair value:
Policy loans	275	253
Financial liabilities, Fair value:
Investment contracts	730,455	665,404
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans	275	253
Fair Value, Inputs, Level 3
Financial liabilities, Fair value:
Investment contracts	$ 730,455	$ 665,404